Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 6,061,000	$ 895,000	[1]	$ 1,976,000	$ 430,000	$ 449,000
Accounts receivable	239,000	6,000	[1]
Inventory	645,000	131,000	[1]		228,000
Prepaid expenses and other current assets	1,643,000	923,000	[1]		308,000
Total current assets	8,588,000	1,955,000	[1]		966,000
Property and equipment, net	198,000	187,000	[1]		128,000
Other assets	146,000	156,000	[1]		44,000
Total assets	8,932,000	2,298,000	[1]		1,138,000
Current liabilities:
Accounts payable	1,101,000	416,000	[1]		967,000
Accrued liabilities	827,000	223,000	[1]		516,000
Note payable	5,000,000	2,500,000	[1]		1,463,000
Total liabilities	$ 6,928,000	$ 3,139,000	[1]		$ 8,445,000
Commitments and contingences (Note 6)
Stockholders’ equity (deficit):
Preferred stock, no par value; unlimited shares authorized; no shares issued and outstanding as of September 30, 2015 and December 31, 2014	$ 0	$ 0	[1]		$ 0
Common stock and paid-in capital, no par value; unlimited shares authorized as of September 30, 2015 and December 31 2014; 51,345,640 and 18,341,294 shares issued and outstanding as of September 30, 2015 and December 31, 2014, respectively	46,838,000	35,244,000	[1]
Accumulated deficit	(44,834,000)	(36,085,000)	[1]		(29,905,000)
Total stockholders’ equity (deficit)	2,004,000	(841,000)	[1]		(7,307,000)	$ (3,077,000)
Total liabilities and stockholders’ equity (deficit)	$ 8,932,000	$ 2,298,000	[1]		$ 1,138,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.